Consolidated Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities
Net loss	$ (7,580,535)	$ (11,811,472)	$ (16,312,374)	$ (12,035,851)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	20,949	17,364	23,799	11,993
Stock-based compensation for non-employees	1,409,969	5,143,483	7,036,778	5,306,755
Loss on investment in equity securities				269,844
Inventory allowance for valuation losses			25,975
Provision for doubtful accounts	38,500	521,955	184,589
Government grant income				(360,898)
Other non-cash expenses	1,422,362	30,564	32,350
Impairment of prepaid expenses			110,125
Deferred tax expense	(35,719)	(31,247)	864,802	824,199
Increase (decrease) in accounts payable				(23,044)
Decrease (increase) in accounts receivable	191,265	(31,909)	(614,166)	(120,980)
Increase (decrease) in advanced from customers				(1,085)
Decrease (increase) in prepaid expenses and security deposits	27,924	243,065	238,092	(357,276)
Decrease (increase) in tenant security deposit	(2,300)		(2,600)
Decrease (increase) in due from related parties	189,755	(983,707)	(837,014)	(595,037)
Decrease in inventory		5,486		(25,830)
Increase (decrease) in accrued expenses and other current liabilities	648,626	(99,306)	1,608,784	(173,151)
Increase (decrease) in contract liabilities	68,516
Increase (decrease) in due to related parties	(155,697)	58,402	242,469	(317,358)
Net cash used in operating activities	(3,756,385)	(6,937,322)	(7,398,391)	(7,597,719)
Cash flows from investing activities
Purchase of investments				(107,547)
Purchase of equipment	(21,201)	(119,603)	(119,692)	(17,503)
Increase in prepayment for long-term investments	(493,158)	(1,518,793)	(1,601,992)	(680,916)
Net cash used in investing activities	(514,359)	(1,638,396)	(1,721,684)	(805,966)
Cash flows from financing activities
Issuance of common stock	1,050,000	3,917,425	3,663,925	11,119,452
Payment for offering costs				(850,429)
Repayment of convertible notes				(306,836)
Proceeds from issuance of warrant	2,429,028
Proceeds from convertible notes payable – third parties	1,352,512
Proceeds from short-term loan		350,000	350,000
Proceeds from short term borrowings from third parties				4,265
Repayment of short-term bank loans	(1,000,000)			(100,000)
Repayment of notes payable				(107,400)
Proceeds from long-term loan				236,498
Net cash provided by financing activities	3,831,540	4,267,425	4,013,925	9,995,550
Effect of exchange rate changes on cash and cash equivalents and restricted cash	168,413	(286,775)	(67,337)	(28,021)
Net decrease in cash and cash equivalents and restricted cash	(270,791)	(4,595,068)	(5,173,487)	1,563,844
Cash and cash equivalents and restricted cash
Beginning	1,391,728	6,565,215	6,565,215	5,001,371
Ending	1,120,937	1,970,147	1,391,728	6,565,215
Non-cash financing and investing activities
Common shares issued for debt conversion				2,693,548
Interest expense paid	27,525	161,741	285,465	333,873
Income taxes paid		$ 1,600	$ 1,600